                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New England Funds Management, L.P.
Address: 399 Boylston Street
         Boston, MA 02116

13F File Number: 28-5788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  John E. Pelletier
Title: Managing Director, Senior Vice President, General Counsel,
       Secretary and Clerk
Phone: 617-578-1132
Signature, Place, and Date of Signing:

John E. Pelletier   Boston, Massachusetts    November 15, 1999

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[X]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Name                                                     13F File Number
       ----                                                     ---------------
Back Bay Advisors, L.P.                                            28-2619
Founders Asset Management, Inc.                                    28-00620
Harris Associates L.P.                                             28-2013
Janus Capital Corporation                                          28-1343
Jurika & Voyles, L.P.                                              28-2899
Loomis, Sayles & Company, L.P.                                     28-398
Montgomery Asset Management, L.P.                                  28-6764
RS Investment Management, L.P.                                     28-5452
Westpeak Investment Advisors, L.P.                                 28-4372
Vaughan, Nelson, Scarborough & McCullough, L.P.                    28-5840

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $302,223

List of Other Included Managers:

No.      Name                               13F File Number
------------------------------------------------------------
1        Kobrick Funds LLC                        NA
         (on behalf of New England
         Star Advisers Fund segment)

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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 SH/   Put/                  Voting  Voting Voting
Name of Issuer                 Title of            CUSIP      Value   shrs or    PRN   Call     Inv   Other   auth.   auth.  auth.
                                Class                        (x$1000) prn amt    Col.  Col.    Disc.   Mgrs   Sole   Shared  None
Col. 1                          Col. 2             Col. 3     Col. 4  Col. 5      5      5    Col. 6  Col. 7 Col. 8  Col. 8 Col. 8
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC DEL           COM               02364J104   7,155   68,800     SH     n.a.  Other     1     n.a.    n.a.  None
ANALOG DEVICES INC               COM                32654105   5,520  107,700     SH     n.a.  Other     1     n.a.    n.a.  None
ANNTAYLOR STORES CORP            COM                36115103   6,454  157,900     SH     n.a.  Other     1     n.a.    n.a.  None
APPLE COMPUTER                   COM NPV            37833100   6,812  107,600     SH     n.a.  Other     1     n.a.    n.a.  None
APPLIED MATERIALS INC            COM                38222105   8,348  107,200     SH     n.a.  Other     1     n.a.    n.a.  None
ATMEL CORP                       COM                49513104   2,955   87,400     SH     n.a.  Other     1     n.a.    n.a.  None
AUTONATION INC DEL               COM               05329W102   2,378  189,300     SH     n.a.  Other     1     n.a.    n.a.  None
BOEING CO                        COM                97023105   5,477  128,500     SH     n.a.  Other     1     n.a.    n.a.  None
BROCADE COMMUNICATIONS SYS INC   COM               111621108   4,767   22,700     SH     n.a.  Other     1     n.a.    n.a.  None
CBS CORP                         COM               12490K107   5,291  114,400     SH     n.a.  Other     1     n.a.    n.a.  None
CHEVRON CORP                     COM               166751107   2,973   33,500     SH     n.a.  Other     1     n.a.    n.a.  None
CISCO SYS INC                    COM               17275R102   8,570  125,000     SH     n.a.  Other     1     n.a.    n.a.  None
CITADEL COMMUNICATIONS CORP      COM               172853202     427   12,500     SH     n.a.  Other     1     n.a.    n.a.  None
CMG INFORMATION SVCS INC         COM               125750109   8,005   78,100     SH     n.a.  Other     1     n.a.    n.a.  None
COMPUTER ASSOC INTL INC          COM               204912109   6,829  111,500     SH     n.a.  Other     1     n.a.    n.a.  None
CONEXANT SYS INC                 COM               207142100   6,575   90,500     SH     n.a.  Other     1     n.a.    n.a.  None
CYPRESS SEMICONDUCTOR CORP       COM               232806109   6,874  319,700     SH     n.a.  Other     1     n.a.    n.a.  None
DALLAS SEMICONDUCTOR CORP        COM               235204104   4,890   91,500     SH     n.a.  Other     1     n.a.    n.a.  None
DELL COMPUTER CORP               COM               247025109   6,021  144,000     SH     n.a.  Other     1     n.a.    n.a.  None
E M C CORP MASS                  COM               268648102   9,358  131,000     SH     n.a.  Other     1     n.a.    n.a.  None
ENTERCOM COMMUNICATIONS CORP     COM               293639100   4,288  119,100     SH     n.a.  Other     1     n.a.    n.a.  None
EXTREME NETWORKS INC             COM               30226D106   4,894   77,300     SH     n.a.  Other     1     n.a.    n.a.  None
GERALD STEVENS INC               COM               37369G101   1,715  122,500     SH     n.a.  Other     1     n.a.    n.a.  None
GREY WOLF INC                    COM               397888108   1,171  390,400     SH     n.a.  Other     1     n.a.    n.a.  None
INKTOMI CORP                     COM               457277101   3,229   26,900     SH     n.a.  Other     1     n.a.    n.a.  None
INSIGHT COMMUNICATIONS INC       CL A              45768V108     641   22,400     SH     n.a.  Other     1     n.a.    n.a.  None
INTEGRATED DEVICE TECHNOLOGY     COM RTS CALLABLE  458118106   9,028  488,000     SH     n.a.  Other     1     n.a.    n.a.  None
                                  THRU 20DEC98
INTEL CORP                       COM               458140100  10,683  143,761     SH     n.a.  Other     1     n.a.    n.a.  None
KLA TENCOR CORP                  COM               482480100   7,254  111,600     SH     n.a.  Other     1     n.a.    n.a.  None
LAM RESH CORP                    COM               512807108   6,460  105,900     SH     n.a.  Other     1     n.a.    n.a.  None
LSI LOGIC CORP                   COM               502161102   4,115   79,900     SH     n.a.  Other     1     n.a.    n.a.  None
MDC CORPORATION INC              CL A SUB VTG NEW  55267W309   1,566  150,000     SH     n.a.  Other     1     n.a.    n.a.  None
MEDIAONE GROUP INC               COM               58440J104   2,915   42,676     SH     n.a.  Other     1     n.a.    n.a.  None
NATIONAL SEMICONDUCTOR CORP      COM               637640103   8,272  271,200     SH     n.a.  Other     1     n.a.    n.a.  None
NEWFIELD EXPL CO                 COM               651290108   5,296  160,800     SH     n.a.  Other     1     n.a.    n.a.  None
NIKE INC                         CL B              654106103   7,729  135,900     SH     n.a.  Other     1     n.a.    n.a.  None
NOBLE DRILLING CORP              COM               655042109   1,870   85,500     SH     n.a.  Other     1     n.a.    n.a.  None
ORACLE CORP                      COM               68389X105   7,326  161,000     SH     n.a.  Other     1     n.a.    n.a.  None
PRICELINE COM INC                COM               741503106   8,108  125,700     SH     n.a.  Other     1     n.a.    n.a.  None
PRIDE INTL INC                   COM               741932107   3,418  240,900     SH     n.a.  Other     1     n.a.    n.a.  None
QUALCOMM INC                     COM               747525103   7,416   39,200     SH     n.a.  Other     1     n.a.    n.a.  None
REAL NETWORKS INC                COM               75605L104   4,894   46,800     SH     n.a.  Other     1     n.a.    n.a.  None
REPUBLIC SVCS INC                CL A              760759100   2,031  186,800     SH     n.a.  Other     1     n.a.    n.a.  None
ROYAL CARIBBEAN CRUISES LTD      SHS               V7780T103   3,551   78,900     SH     n.a.  Other     1     n.a.    n.a.  None
SPRINT CORP                      COM               852061100   6,391  117,800     SH     n.a.  Other     1     n.a.    n.a.  None
SPRINT CORP                      PCS COM SER 1     852061506   7,344   98,500     SH     n.a.  Other     1     n.a.    n.a.  None
STMICROELECTRONICS N V           SHS N Y REGISTRY  861012102   1,458   19,700     SH     n.a.  Other     1     n.a.    n.a.  None
SUN MICROSYSTEMS INC             COM               866810104   5,899   63,430     SH     n.a.  Other     1     n.a.    n.a.  None
SYMANTEC CORP                    COM               871503108   5,385  149,700     SH     n.a.  Other     1     n.a.    n.a.  None
THE GLOBE COM INC                COM               88335R101   2,824  206,300     SH     n.a.  Other     1     n.a.    n.a.  None
TWEETER HOME ENTMT GROUP INC     COM               901167106   2,990   80,000     SH     n.a.  Other     1     n.a.    n.a.  None
TYCO INTL LTD NEW                COM               902124106   9,840   95,306     SH     n.a.  Other     1     n.a.    n.a.  None
VITESSE SEMICONDUCTOR CORP       COM               928497106   5,820   68,175     SH     n.a.  Other     1     n.a.    n.a.  None
WATERS CORP                      COM               941848103   9,084  150,000     SH     n.a.  Other     1     n.a.    n.a.  None
WEBSTAKES COM INC                COM               94768K100     429   48,300     SH     n.a.  Other     1     n.a.    n.a.  None
WINK COMMUNICATIONS INC          COM               974168106   3,796   86,900     SH     n.a.  Other     1     n.a.    n.a.  None
YAHOO INC                        COM               984332106   7,413   41,300     SH     n.a.  Other     1     n.a.    n.a.  None
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